SUBSEQUENT EVENTS (Details)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 6,000,000	¥ 300,000,000	¥ 800,000,000
Convertible bond due 2019 [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 150,000,000
Subsequent Event [Member] | Convertible bond due 2019 [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 10.000